     As filed with the Securities and Exchange Commission on June 5, 2001
                                                       Registration No. 33-53344
                                                                       811-07282


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.


                                    Form N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 11                   [ X ]

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 12                             [ X ]


                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - II
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000


                            Richard P. Bowman, Esq.

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

Richard Choi, Esq.                               Sheila K. Davidson, Esq.
Foley & Lardner                                  Senior Vice President
3000 K Street, N.W.                              and General Counsel
Suite 500                                        New York Life Insurance Company
Washington, D.C.  20007-5109                     51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


[X]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]   on May 1, 2001 pursuant to paragraph (b) of Rule 485.
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
      Units of interest in a separate account under variable annuity contracts.

                               EXPLANATORY NOTE


Registrant is filing this Post-Effective Amendment No. 11 ("Amendment") for the purpose of adding five new variable sub-accounts that will be available under the NYLIAC Original LifeStages Flexible Premium Variable Annuity contract described in the registration statement. The prospectus supplement contained in the Amendment adds to the information contained in the prospectus dated May 1, 2001. The Amendment is not intended to amend or delete any part of the May 1, 2001 prospectus and statement of additional information, except as specifically noted herein.

                         Supplement dated June 15, 2001
                        to Prospectus dated May 1, 2001

                                    for the

         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                    (Formerly named NYLIAC Variable Annuity)

                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II

     This supplement amends the May 1, 2001 Prospectus for the New York Life LifeStages(R) Flexible Premium Variable Annuity policies ("policies"). You should read this information carefully before you invest in the Investment Divisions described in this supplement, and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with a May 1, 2001 Prospectus for the policies. The terms we use in this supplement have the same meanings as in the Prospectus for the policies.

     The purpose of this supplement is to describe five new Investment Divisions that will be available under the policies as of July 6, 2001. This supplement identifies the new Investment Divisions and provides information regarding each new Investment Division's fees, expenses and investment objectives. Keeping this purpose in mind, please note the following changes:

     - On page 1, in the third sentence in the second paragraph, replace "twenty-six" variable Investment Divisions with "thirty-one" variable Investment Divisions.

     - On page 1, add the following to the list of available variable Investment
       Divisions:

        - MainStay VP Mid Cap Core
        - MainStay VP Mid Cap Growth
        - MainStay VP Small Cap Growth
        - MainStay VP Equity Income
        - Dreyfus IP Technology Growth (Initial Shares)

     - On page 1, replace the fourth paragraph from the bottom with the following:

        You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund
        (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance TrustSM, The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund Portfolio.

     - On pages 4 to 6, delete the sentence in the Fee Table describing the "Annual Policy Service Charge" and replace it with the following: "Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $10,000 of Accumulation Value."

     - On pages 4 to 6, add the following to the FEE TABLE:

                                        MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   DREYFUS IP
                                          MID CAP       MID CAP      SMALL CAP      EQUITY      TECHNOLOGY
                                           CORE         GROWTH        GROWTH        INCOME        GROWTH
                                        -----------   -----------   -----------   -----------   ----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount
     withdrawn).......................  7% during Policy Years 1-3; 6% during Policy Year 4; 5% during
                                        Policy Year 5; 4% during Policy Year 6; 3% during Policy Year 7;
                                        2% during Policy Year 8; 1% during Policy Year 9; and 0%
                                        thereafter.
  Transfer Fee........................  There is no transfer fee on the first 12 transfers in any Policy
                                        Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge........  Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees.....     1.20%         1.20%         1.20%         1.20%         1.20%
  Administration Fees.................     0.10%         0.10%         0.10%         0.10%         0.10%
  Total Separate Account Annual
     Expenses.........................     1.30%         1.30%         1.30%         1.30%         1.30%
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
     the fiscal year ended December
     31, 2000)(a)
  Advisory Fees.......................     0.74%(l)      0.73%(l)      0.71%(l)      0.65%(l)      0.75%
  Administration Fees.................       --(l)         --(l)         --(l)         --(l)         --
  Other Expenses......................     0.24%         0.24%         0.24%         0.24%         0.09%
  Total Fund Annual Expenses..........     0.98%(h)      0.97%(i)      0.95%(j)      0.89%(k)      0.84%(m)

---------------
(a) The Fund or its agents provided the fees and charges, which are based on 2000 expenses and may reflect estimated charges, except for Janus. We have not verified the accuracy of the information provided by the Fund or its agents.
(h) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.98% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.85%, 0.24% and 1.09%, respectively.
(i) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.97% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.75%, 0.24% and 0.99%, respectively.
(j) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.95% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 1.00%, 0.24% and 1.24%, respectively.
(k) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.89% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.70%, 0.24% and 0.94%, respectively.
(l) The fees designated as "Advisory fees" reflect "Management Fees," which includes both Advisory Fees and Administrative Fees for this Investment Division.
(m) The figures for the Dreyfus IP Technology Growth Portfolio are for the initial class shares for the fiscal year ended December 31, 2000. Actual Expenses in future years may be higher or lower than the figures given above.

     - On page 7 and 8, add the following to the EXAMPLES to the FEE TABLE:

        1.  If you surrender your policy at the end of the stated time period:

                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                ------    -------    -------    --------
     MainStay VP Mid Cap Core.................  $94.87    $160.47    $208.82    $334.61
     MainStay VP Mid Cap Growth...............  $93.91    $157.65    $204.09    $325.00
     MainStay VP Small Cap Growth.............  $96.31    $164.70    $215.89    $348.87
     MainStay VP Equity Income................  $93.44    $156.23    $201.72    $320.17
     Dreyfus IP Technology Growth.............  $92.49    $153.41    $196.97    $310.42

        2.  If you annuitize your Policy at the end of the stated time period:

                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                ------    -------    -------    --------
     MainStay VP Mid Cap Core.................  $94.87    $ 93.74    $159.30    $334.61
     MainStay VP Mid Cap Growth...............  $93.91    $ 90.72    $154.32    $325.00
     MainStay VP Small Cap Growth.............  $96.31    $ 98.27    $166.73    $348.87
     MainStay VP Equity Income................  $93.44    $ 89.21    $151.82    $320.17
     Dreyfus IP Technology Growth.............  $92.49    $ 86.18    $146.82    $310.42

        3.  If you do not surrender your policy:

                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                ------    -------    -------    --------
     MainStay VP Mid Cap Core.................  $30.65    $ 93.74    $159.30    $334.61
     MainStay VP Mid Cap Growth...............  $29.63    $ 90.72    $154.32    $325.00
     MainStay VP Small Cap Growth.............  $32.18    $ 98.27    $166.73    $348.87
     MainStay VP Equity Income................  $29.12    $ 89.21    $151.82    $320.17
     Dreyfus IP Technology Growth.............  $28.11    $ 86.18    $146.82    $310.42

     - In the response to question 2 on page 9 and in the first sentence of the third paragraph under the subheading "The Separate Accounts," on page 20, replace "twenty-six" with "thirty-one" Investment Divisions.

     - On page 21, add the following into the table of Eligible Portfolios:

------------------------------------------------------------------------------------------------------
             FUND                 INVESTMENT ADVISERS                ELIGIBLE PORTFOLIOS
------------------------------------------------------------------------------------------------------
 MainStay VP Series Fund, Inc.   New York Life           MainStay VP Mid Cap Core;
                                 Investment Management   MainStay VP Mid Cap Growth;
                                 LLC                     MainStay VP Small Cap Growth;
                                                         MainStay VP Equity Income
------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios   The Dreyfus             Dreyfus IP Technology Growth (Initial Shares)
                                  Corporation
------------------------------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements.

         All required financial statements are included in Part B of this Registration Statement.

b.   Exhibits.
(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I, and incorporated herein by reference.

(2)      Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 5 on Form N-4, and incorporated herein by reference.

(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Post-Effective Amendment No.6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I, and incorporated herein by reference.

(5) Form of application for a Policy - Previously filed as Exhibit (5) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(6)(a)   Certificate of Incorporation of NYLIAC - Previously filed as Exhibit
         (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(1)By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(2)Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(7)      Not applicable.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.


(8)(k) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l)   Form of Substitution Agreement among NYLIAC, MainStay Management
         LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(9)      Opinion and Consent of Thomas F. English, Esq. - filed herewith.

(10)(a)  Consent of PricewaterhouseCoopers LLP - filed herewith.

(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

         Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
         Richard M. Kernan, Jr., Director
         Robert D. Rock, Senior Vice President and Director
         Frederick J. Sievert, President and Director (Principal Executive Officer)
         Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(10)(e)  Power of Attorney for Certain Directors of NYLIAC - Previously filed as
         Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), and incorporated herein by reference for the following:

         George J. Trapp, Director
         Frank M. Boccio, Director
         Phillip J. Hildebrand, Director
         Michael G. Gallo, Director
         Solomon Goldfinger, Director
         Howard I. Atkins, Director

(10)(f) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10) (f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

(10)(g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

(11)     Not applicable.

(12)     Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit 13 to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File
         No. 33-53342), and incorporated herein by reference.

(14)     Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

         Name:                                          Title:
         -----                                          ------
         Seymour Sternberg                              Director
         Richard M. Kernan, Jr.                         Director, Executive Vice President and Chief Investment Officer
         Frederick J. Sievert                           Director and President
         George J. Trapp                                Director
         Frank M. Boccio                                Director
         Robert D. Rock                                 Director and Senior Vice President
         Howard I. Atkins                               Director, Executive Vice President and Chief Financial Officer
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director and Senior Vice President
         Phillip J. Hildebrand                          Director and Executive Vice President
         Gary G. Benanav                                Director, Executive Vice President and Chairman of Taiwan Branch
         Gary E. Wendlandt                              Executive Vice President
         Joseph S. Calhoun                              Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         Patrick Colloton                               Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Richard D. Levy                                Senior Vice President
         John R. Meyer                                  Senior Vice President
         Frank J. Ollari                                Senior Vice President in Charge of Real Estate
         Anne F. Pollack                                Senior Vice President and Deputy Chief Investment Officer
         Richard C. Schwartz                            Senior Vice President
         Stephen N. Steinig                             Senior Vice President and Chief Actuary
         Thomas J. Warga                                Senior Vice President and General Auditor
         Edward C. Wilson                               Senior Vice President and Chief Sales Officer
         Howard Anderson                                Vice President
         David Bangs                                    Vice President
         David Boyle                                    Vice President
         William Cheng                                  Vice President
         Henry Ciapas                                   Vice President
         John A. Cullen                                 Vice President and Controller
         Thomas F. English                              Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Vice President
         Dennis Flaherty                                Vice President and Chief Underwriter
         Jane L. Hamrick                                Vice President
         Thomas Haubenstricker                          Vice President
         Robert E. Hebron                               Vice President
         Matthew M. Huss                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         John Iacovino                                  Vice President and Medical Director
         David Krystel                                  Vice President
         Thomas S. McArdle                              Vice President
         Barbara McInerney                              Vice President in Charge of Corporate Compliance
         Daniel J. McKillop                             Vice President
         Michael M. Oleske                              Vice President and Tax Counsel
         Dhanasar Ramjit                                Vice President and Chief Financial Officer of Taiwan Branch
         Andrew N. Reiss                                Vice President and National Sales Manager
         Arthur Seter                                   Vice President
         Georgene Sfraga Panza                          Vice President
         Carol Springsteen                              Vice President
         Joel Steinberg                                 Vice President and Actuary
         John Swenson                                   Vice President
         Stanley Tai                                    Vice President, Investments - Taiwan Branch
         Mark W. Talgo                                  Vice President
         Jonathan Wooley                                Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland

Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

MainStay VP Series Fund, Inc.(2)                                       Maryland

New York Life Insurance and Annuity Corporation                        Delaware

New York Life International Investment Asia Ltd.                       Mauritius

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) This entity is an unaffiliated registered investment company for which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included here for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statements in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of these entities. It is not a subsidiary of New York Life, but is included here for informational purposes only.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Ltd.                                     United Kingdom
              Life Assurance Holding Corporation Limited               United Kingdom            22.9 %
                 Windsor Life Assurance Company Limited                United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Manager                                United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
             W Financial Services                                      United Kingdom
             W Home Loans                                              United Kingdom
             W Trust Manager                                           United Kingdom
             WIM                                                       United Kingdom
             WFMI                                                      United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYLIFE Administration Corp.                                       Texas

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Refinery Inc.                                                  Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas



     Prime Provider Corp.                                                  New York
         Prime Provider Corp. of Texas                                     Texas
     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico

         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming


     NYLTEMPS Inc.                                                     Delaware

New York Life Investment Management Holdings LLC                       Delaware

     New York Life Benefit Services LLC                                Delaware
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners LLC                            Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields Domestic General Partner LLC
     NYLIFE Distributors, Inc.                                         Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
NYLIFE Insurance Company of Arizona                                    Arizona

New York Life International, Inc.                                      Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial - New York Life Insurance Public Company        Thailand                45.30%
          Limited (3)
    Siam Commercial - New York Life Insurance Public Company           Thailand                23.73%
       Limited
    New York Life Insurance Worldwide Ltd.                             Bermuda
    New York Life Insurance Ltd.                                       South Korea
    P.T. Asuransi Jiwa Sewu-New York Life                              Indonesia                91.0%
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Ltd.                          Mauritius
        Max New York Life Insurance Company Ltd.                       India                      26%
    HSBC New York Life Seguros de Vida (Argentina) S.A.                Argentina                  40%
    HSBC New York Life Seguros de Retiro (Argentina) S.A.              Argentina                  40%
    Maxima S.A. AFJP                                                   Argentina                  40%
    Docthos, S.A.                                                      Argentina                  40%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey, (New York Life) S.A. de C.V.                    Mexico                  99.99%
         Corporativo Seguros, S.A. de C.V.                             Mexico                  99.96%
         Centro Nacional de Servicios y Operaciones S.A. de C.V.       Mexico                  99.998%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                  99.791%
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware


         (3) Held through controlled Thai nominee holding company.


                                    Organization              Securities Owned

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of March 31, 2001, there were approximately 69,371 owners of Qualified Policies offered under NYLIAC Variable Annuity Separate Account-II.


ITEM 28. INDEMNIFICATION

     Reference is made to Article VIII of the Depositor's By-Laws.

     New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

         NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I
             .

         NYLIAC MFA Separate Account-I
         NYLIAC MFA Separate Account-II
         NYLIAC Variable Annuity Separate Account-I
         NYLIAC Variable Annuity Separate Account-III
         NYLIAC Variable Universal Life Separate Account-I
         NYLIAC VLI Separate Account

     (b) Directors and Officers.

     The business address of each director and officer of NYLIFE Distributors Inc. is 300 Interpace Parkway, Parsippany, New Jersey 07054.

     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Frank M. Boccio                                 Director
     Jefferson C. Boyce                              Director
     Michael G. Gallo                                Director
     Phillip J. Hildebrand                           Director
     Richard D. Levy                                 Director
     Robert D. Rock                                  Director
     Gary E. Wendlandt                               Director
     Stephen C. Roussin                              Director and Chairman
     Brian Lee                                       President
     Robert E. Brady                                 Director and Vice President
     Derek Burke                                     Chief Compliance Officer
     Joseph S. Calhoun                               Senior Vice President and Treasurer
     Patrick Farrell                                 Senior Vice President and Chief Financial Officer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Barbara McInerney                               Senior Vice President
     Wendy Fischler                                  Senior Vice President
     Peter Moeller                                   Senior Vice President
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     Mark A. Gomez                                   Vice President
     Scott T. Harrington                             Corporate Vice President
     Thomas J. Murray                                Corporate Vice President
     Arphiela Arizmendi                              Corporate Vice President
     Antoinette B. Cirillo                           Corporate Vice President
     Geraldine Lorito                                Corporate Vice President
     Robert A. Anselmi                               Secretary
     Mary Marsden-Cochran                            Vice President
     Richard Zuccaro                                 Vice President
     Albert Leier                                    Vice President, Financial Operations
     Robert A. Anselmi                               Secretary
     Kierstin M. Shimmel                             Assistant Secretary

     (c) Commissions and Other Compensation


         Name of             New Underwriting         Compensation on
        Principal              Discounts and           Redemption or             Brokerage
       Underwriter              Commissions            Annuitization            Commission             Compensation
       -----------              -----------            -------------            ----------             ------------
NYLIFE Distributors
Inc.                                -0-                     -0-                     -0-                     -0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31. MANAGEMENT SERVICES - Not applicable.


ITEM 32. UNDERTAKINGS -
Registrant hereby undertakes:

         (a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

    REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

    New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-II, hereby represents that the fees and charges deducted under the NYLIAC Individual Flexible Premium Multi-Funded Variable Retirement Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 5th day of June, 2001.



                                         NYLIAC VARIABLE ANNUITY
                                         SEPARATE ACCOUNT-II
                                              (Registrant)



                                         By /s/ David J. Krystel
                                         -----------------------
                                         David J. Krystel
                                         Vice President



                                         NEW YORK LIFE INSURANCE AND
                                         ANNUITY CORPORATION
                                         (Depositor)


                                         By /s/ David J. Krystel
                                         -----------------------
                                         David J. Krystel
                                         Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

     Howard I. Atkins*                      Executive Vice President and Director
                                            (Principal Financial Officer)

     Gary G. Benanav*                       Director and Executive Vice President

     Frank M. Boccio*                       Director

     John A. Cullen*                         Vice President and Controller
                                            (Principal Accounting Officer)

     Michael G. Gallo*                      Director

     Solomon Goldfinger*                    Director

     Phillip J. Hildebrand*                 Director

     Richard M. Kernan, Jr.*                Director

     Robert D. Rock*                        Senior Vice President and Director

     Frederick J. Sievert*                  President and Director (Principal
                                            Executive Officer)

     Seymour Sternberg*                     Director

     George J. Trapp*                       Director


*By /s/ David J. Krystel
    ------------------------
     David J. Krystel
     Attorney-in-Fact
     June 5, 2001


*Pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX

Exhibit
Number                Description
------                -----------

(9)                   Opinion and Consent of Thomas F. English, Esq.

(10)(a)               Consent of PricewaterhouseCoopers LLP.